SIGNIFICANT ACCOUNTING POLICIES - Reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy (Details) - Fair Value, Measurements, Recurring [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	¥ 391,671	¥ 125,000
Purchase	2,199,090	4,084,440	¥ 340,000
Sell	2,599,219	3,827,063	215,714
Included in earnings	8,458	9,294	714
Balance at the end		391,671	125,000
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	391,671	125,000
Purchase	2,199,090	4,084,440	340,000
Sell	2,599,219	3,827,063	215,714
Included in earnings	¥ 8,458	9,294	714
Balance at the end		¥ 391,671	¥ 125,000